UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/08

Date of reporting period:  3/31/08

Item 1. Schedule of Investments.

	Keystone Mutual Funds
	Schedule of Investments (Unaudited)		March 31, 2008

	Security Description	Shares	Value
	COMMON STOCKS - 98.9%
	Consumer Merchandising - 10.4%
	Amazon.com, Inc. *	5,027	$358,425
	Dick's Sporting Goods Inc. *	40,340	1,080,305
	Guess ?, Inc.	16,393	663,425
	Las Vegas Sands Corp. *	21,732	1,600,345
	Lowe's Companies, Inc.	32,094	736,236
	News Corp.	29,766	566,745
	Nordstrom, Inc.	13,577	442,610
	Target Corp.	15,052	762,835
	Tiffany & Co.	11,886	497,310
	The TJX Companies, Inc.	7,554	249,811
	Walt Disney Co.	23,961	751,896
	Wynn Resorts Ltd.	8,569	862,384
			8,572,327
	Consumer Staples - 5.4%
	Coca-Cola Co.	13,684	832,945
	Colgate-Palmolive Company	13,076	1,018,751
	Diageo plc ADR	17,657	1,435,867
	Wal-Mart Stores, Inc.	22,178	1,168,337
			4,455,900
	Energy - 7.0%
	Apache Corp.	20,876	2,522,238
	Schlumberger Limited ^	18,383	1,599,321
	Sunoco, Inc.	32,049	1,681,611
			5,803,170
	Financial Institutions - 9.3%
	American Express Company	17,281	755,525
	The Blackstone Group	49,580	787,330
	Endurance Specialty Holdings Ltd. ^	41,799	1,529,843
	Goldman Sachs Group, Inc.	5,956	985,063
	IntercontinentalExchange, Inc. *	14,883	1,942,232
	Morgan Stanley	36,969	1,689,483
			7,689,476
	Health Care Products - 20.8%
	Celgene Corporation *	38,592	2,365,304
	Conventry Health Care, Inc. *	28,106	1,134,077
	Gilead Sciences, Inc. *	42,990	2,215,275
	Medtronic, Inc.	63,685	3,080,444
	Merck & Co., Inc.	82,885	3,145,486
	Schering-Plough Corp.	100,041	1,441,591
	Teva Pharmaceutical Industries Ltd. ADR	63,470	2,931,679
	Wyeth	21,150	883,224
			17,197,080
	Industrials - 17.2%
	ABB Ltd. ADR	81,916	2,205,179
	The Boeing Company	26,473	1,968,797
	Fastenal Company	17,870	820,769
	Precision Castparts Corp.	8,364	853,797
	Suntech Power Holdings Co. Ltd. ADR *	18,727	759,567
	Terex Corp. *	74,195	4,637,188
	Textron Inc.	53,319	2,954,939
			14,200,236
	Technology Services - 14.3%
	Apple Computer, Inc. *	24,930	3,577,455
	Corning, Inc.	167,568	4,028,335
	MEMC Electronic Materials, Inc. *	29,420	2,085,878
	The Western Union Company	102,045	2,170,497
			11,862,165
	Technology Software - 13.2%
	Adobe Systems, Inc. *	34,676	1,234,119
	Cisco Systems, Inc. *	107,179	2,581,942
	Intel Corporation	133,502	2,827,572
	Oracle Corporation *	217,187	4,248,178
			10,891,811
	Utilities - 1.3%
	FPL Group, Inc.	17,879	1,121,729
	TOTAL COMMON STOCKS (Cost $87,328,681)		81,793,894

	SHORT TERM INVESTMENTS - 0.9%
	AIM STIT-STIC Prime Portfolio	737,650	737,650
	TOTAL SHORT TERM INVESTMENTS (Cost $737,650)		737,650

	Total Investments (Cost $88,066,331) - 99.8%		82,531,544
	Other Assets in Excess of Liabilities - 0.2%		156,494
	TOTAL NET ASSETS - 100.0%		$82,688,038

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Large Cap Growth Fund
$88,073,193

Gross unrealized appreciation	2,804,761
Gross unrealized depreciation	(8,346,410)
Net unrealized appreciation	$ (5,541,649)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)     /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date     April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date     April 21, 2008

By (Signature and Title)     /s/ Michael P. Eckert
 Michael P. Eckert, Treasurer

Date     April 21, 2008